Share-based compensation - RSU - Additional information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based compensation
Stock-based compensation expense	¥ 20,339	¥ 28,245	¥ 30,673
RSUs
Share-based compensation
Vested shares	4,634,284	5,341,452	7,629,599
Fair value of shares vested	¥ 17,842	¥ 19,423	¥ 22,661
Stock-based compensation expense	10,499	17,878	¥ 20,130
Total unrecognized compensation cost related to share-based compensation arrangements	¥ 3,599	¥ 17,413
Remaining weighted-average period for recognition of total unrecognized compensation cost	5 months 19 days	1 year 2 months 12 days
RSUs | Employee stock
Share-based compensation
Vested shares	52,610	91,860	2,306,690
Fair value of shares vested	¥ 192	¥ 362	¥ 21,848
Vesting of share options
Share-based compensation
Stock-based compensation expense	9,840	10,367	¥ 3,936
Total unrecognized compensation cost related to share-based compensation arrangements	¥ 16,719	¥ 26,456
Remaining weighted-average period for recognition of total unrecognized compensation cost	2 years 1 month 13 days	2 years 7 months 20 days